Managed Portfolio Series
U.S. Bank Global Fund Services
615 East Michigan Street
Milwaukee, Wisconsin 53202

October 31, 2025

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
100 “F” Street, N.E.
Washington, DC 20549

Re:	Managed Portfolio Series (the “Trust”)
File Nos.: 333-172080 and 811-22525

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, the Trust on behalf of its series, the Olstein All Cap Value Fund and the Olstein Strategic Opportunities Fund, (the “Funds”), hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) would not have differed from that contained in the most recent amendment for the Funds dated October 28, 2025, and filed electronically as Post-Effective Amendment No. 635 under the 1933 Act, and Amendment No. 636, under the 1940 Act to the Trust’s Registration Statement on Form N-1A on October 28, 2025 (Accession No. 0000894189-25-012209).

If you have any questions or require further information, do not hesitate to contact me at 341-444-8827 or jason.venner@usbank.com.

Sincerely,

MANAGED PORTFOLIO SERIES

/s/ Jason M. Venner

Jason M. Venner
Secretary of Managed Portfolio Series

cc: Michael P. O’Hare, Esq., Stradley Ronon Stevens & Young, LLP